Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable [Abstract]
Accounts receivable

	December 31, 2022						December 31, 2021
	Visa	Master	Hipercard	Elo	Amex	Total	Visa	Master	Hipercard	Elo	Amex	Total
Legal obligors
Itaú	1,920,151	5,268,454	649,586	—	—	7,838,191	1,333,263	2,045,133	757,306	—	—	4,135,702
Bradesco	2,924,890	242,708	—	1,228,553	440,535	4,836,686	1,630,756	160,690	—	842,352	296,696	2,930,494
Nubank	—	4,050,376	—	—	—	4,050,376	—	2,045,699	—	—	32,530	2,045,699
Santander	829,714	2,564,868	—	—	11,021	3,405,603	818,937	1,464,314	—	—	—	2,286,504
Banco do Brasil	2,008,045	359,572	—	553,321	—	2,920,938	1,384,872	77,639	—	467,305	—	1,929,816
Banco Carrefour	142,392	973,915	—	—	—	1,116,307	121,398	744,030	—	—	—	865,428
CEF	369,282	180,490	—	453,043	—	1,002,815	206,969	136,125	—	257,929	—	601,023
Porto Seguro	708,008	216,926	—	—	—	924,934	550,352	141,924	—	—	—	692,276
Banco C6	—	825,958	—	—	—	825,958	—	481,017	—	—	—	481,017
Sicredi	404,825	372,297	—	—	—	777,122	233,081	202,562	—	—	—	435,643
Banco Cooperativo Sicoob	—	644,039	—	—	—	644,039	—	466,030	—	—	—	466,030
Banco Bradescard	470,100	113,100	—	15,613	—	598,813	362,978	91,016	—	9,368	—	463,362
Banco Inter	—	550,070	—	—	—	550,070	—	407,601	—	—	—	407,601
Banco XP	406,986	—	—	—	—	406,986	197,903	—	—	—	—	197,903
Midway	268,221	124,417	—	—	—	392,638	199,605	94,396	—	—	—	293,997
Banco Votorantim	—	358,072	—	—	—	358,072	—	316,917	—	—	—	316,917
Realize	166,754	185,371	—	—	—	352,125	85,992	161,638	—	—	—	247,630
Will Financeira	—	349,453	—	—	—	349,453	—	55,972	—	—	—	55,972
Banco Pan	68,683	246,112	—	10	—	314,805	52,514	271,717	—	—	—	324,231
Banco Original	—	246,976	—	—	—	246,976	—	168,343	—	—	—	168,343
Digio	180,936	1	—	14,454	—	195,391	173,093	444	—	—	—	173,537
Pernambucanas	—	1,017	—	186,556	—	187,573	—	101	—	112,543	—	112,644
Credz	176,030	—	—	—	—	176,030	—	149,753	—	—	—	149,753
Banrisul	36,400	133,065	—	—	—	169,465	21,372	69,219	—	—	—	90,591
Cred-system	—	153,681	—	—	—	153,681	110,868	—	—	—	—	110,868
Mercado Pago	143,073	—	—	—	—	143,073	122,591	—	—	—	—	122,591
Bancoob	112,743	208	—	—	—	112,951	56,767	67,383	—	—	—	124,150
Outros (iv)	988,354	795,339	—	170,155	2,131	1,955,979	852,964	697,601	—	102,835	770	1,654,170
Total card issuers (i)	12,325,587	18,956,485	649,586	2,621,705	453,687	35,007,050	8,516,271	10,517,264	757,306	1,792,332	300,719	21,883,892
Current card issuers						34,884,835						21,883,892
Non – Current card issuers						122,215	—	—	—	—	—	—

Cielo – Elo	—	—	—	—	—	29	—	—	—	—	—	42,662
Getnet	—	—	—	—	—	52,597	—	—	—	—	—	97,248
Other	—	—	—	—	—	10,934	—	—	—	—	—	11,716
Total acquirers (ii)	—	—	—	—	—	63,560	—	—	—	—	—	151,626

Loans	—	—	—	—	—	743,379	—	—	—	—	—	1,069,671
Loans ECL (iii)	—	—	—	—	—	(521,929)	—	—	—	—	—	(256,927)
Credit card receivables	—	—	—	—	—	1,112,510	—	—	—	—	—	726,095
Credit card receivables ECL (iii)	—	—	—	—	—	(451,285)	—	—	—	—	—	(174,046)
Payroll loans and other	—	—	—	—	—	864,825	—	—	—	—	—	110,050
Payroll loans and other ECL (iii)	—	—	—	—	—	(12,400)	—	—	—	—	—	(6,166)
Total credit receivables	—	—	—	—	—	1,735,100	—	—	—	—	—	1,468,677
Current						1,111,769	—	—	—	—	—	1,239,797
Non – Current						623,331	—	—	—	—	—	228,880

Other accounts receivable	—	—	—	—	—	188,425	—	—	—	—	—	153,207
Total accounts receivable	12,325,585	18,956,484	649,586	2,621,707	453,686	36,994,135	8,516,273,000	10,517,262,000	757,306,000	1,792,332,000	300,719	23,657,402
Current						36,248,589						23,428,522
Non – Current						745,546						228,880

(i)    Card issuers: receivables derived from transactions where PagSeguro Brazil acts as the financial intermediary in operations with the issuing banks, related to the intermediation agreements between PagSeguro Brazil and Visa, Mastercard, Hipercard, Amex or Elo. However, PagSeguro Brazil's contractual accounts receivable are with the financial institutions, which are the legal obligors on the accounts receivable payment. Additionally, amounts due within 27 days of the original transaction, including those that fall due with the first installment of installment receivables, are guaranteed by Visa, Mastercard, Hipercard, Amex or Elo, as applicable, if the legal obligors do not make the payment.
(ii)    Acquirers: refers to card processing transactions to be received from the acquirers, which are a third parties acting as financial intermediaries between the issuing bank and PagSeguro Brazil.
(iii)    The ECL (“expected credit losses”), are measured according to the IFRS 9 as described in note 2.6
(iv)    Refers to other dispersed receivables from legal obligors.

The maturity analysis of accounts receivable
The maturity analysis of accounts receivable is as follows:

	December 31,
	2022	2021

Past due	1,073,275	503,464
Due within 30 days	13,784,017	3,921,208
Due within 31 to 120 days	13,743,397	12,033,372
Due within 121 to 180 days	4,422,424	3,457,830
Due within 181 to 360 days	4,210,024	3,808,539
Due after 360 days	746,612	370,128
Expected credit losses	(985,614)	(437,139)
	36,994,135	23,657,402

Schedule of the maturity analysis of credit receivables [Table Text Block]
The maturity analysis of credit receivables as of December 31, 2022 is as follows:

	December 31, 2022
	Loans	Credit card receivables	Payroll loans and other	TOTAL

Past Due	468,236	603,352	1,687	1,073,275
Due within 30 days	35,435	232,013	24,332	291,780
Due within 31 to 120 days	102,413	146,409	72,599	321,421
Due within 121 to 180 days	49,642	86,055	40,621	176,318
Due within 181 to 360 days	70,218	43,615	119,691	233,524
Due after 360 days	17,435	1,066	605,895	624,396
	743,379	1,112,510	864,825	2,720,714

Expected credit losses	(521,929)	(451,285)	(12,400)	(985,614)

Receivables net of ELC	221,450	661,225	852,425	1,735,100

The grouping of customers with similar credit risks and classification [Table Text Block]	For the credit receivables the weighting of objective factors plus the analysis of the coverage percentage of accessory guarantees leads to the customer rating this allows the grouping of customers with similar credit risks and classification into one of the following stages as suggested by IFRS9:

	December 31, 2022
	Credit Amount	Exposure off balance credit limits not used	Expected Credit Losses

Loans
stage 1	173,407	—	67,717
stage 2	24,223	—	12,982
stage 3	545,749	—	441,230

Credit card receivables
stage 1	439,544	663,059	34,529
stage 2	205,356	214,282	34,756
stage 3	467,611	9,033	382,000

Payroll loans and other (i)
stage 1	844,075	—	6,656
stage 2	6,643	—	201
stage 3	14,106	—	5,544
TOTAL	2,720,714	886,374	985,614

(i)    This line of credit are mainly related to payroll loans offered to retirees, public sector employees and FGTS early prepayment, therefore are secured operation and less prone to expected credit losses.

The movement in the allowance for expected credit losses of credit receivables [Table Text Block]
The movement in the allowance for expected credit losses of credit receivables is as follows:

Expected credit losses	Working capital loans	Credit card receivables	Payroll loans and other	Total

December 31, 2021	256,927	174,046	6,166	437,139
Additions (Reversals), net	265,002	277,239	11,351	553,592
Write-Off	—	—	(5,117)	(5,117)
December 31, 2022	521,929	451,285	12,400	985,614